Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Summary of Estimated Fair Values of the Acquired Assets and Liabilities as of the Acquisition Date

The table below summarizes the estimated fair values of the acquired assets and liabilities as of the acquisition date. The acquired assets were valued at estimates of their current fair values based on management’s estimates and consultation with an independent appraiser.

Purchase consideration
Cash paid	$628,265
Fair value of the identifiable assets acquired and liabilities assumed:
Cash and restricted cash	4,278,870
Other financial assets	5,961,325
Current assets, other than cash	135,227
Property, plant and equipment	40,034
Right-of-use assets	137,231
Intangible assets	208,211
Other non-current assets	54,073
Accounts payable	(52,948)
Lease liabilities current	(52,427)
Other current liabilities	(9,803,312)
Lease liabilities non-current	(87,220)
Other non-current liabilities, others	(31,298)
Noncontrolling interest	(446,786)
Total identifiable net assets acquired	340,980
Goodwill	$287,285